Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Registrant Name	EATON VANCE GROWTH TRUST
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	Jan. 25, 2019
Document Effective Date	Feb. 01, 2019
Prospectus Date	Feb. 01, 2019
Entity Inv Company Type	N-1A
Eaton Vance Atlanta Capital Focused Growth Fund | Class A
Risk/Return:
Trading Symbol	EAALX
Eaton Vance Atlanta Capital Focused Growth Fund | Class C
Risk/Return:
Trading Symbol	EAGCX
Eaton Vance Atlanta Capital Focused Growth Fund | Class I
Risk/Return:
Trading Symbol	EILGX
Eaton Vance Atlanta Capital Select Equity Fund | Class A
Risk/Return:
Trading Symbol	ESEAX
Eaton Vance Atlanta Capital Select Equity Fund | Class C
Risk/Return:
Trading Symbol	ESECX
Eaton Vance Atlanta Capital Select Equity Fund | Class I
Risk/Return:
Trading Symbol	ESEIX
Eaton Vance Atlanta Capital Select Equity Fund | Class R6
Risk/Return:
Trading Symbol	ESERX
Eaton Vance Atlanta Capital SMID-Cap Fund | Class A
Risk/Return:
Trading Symbol	EAASX
Eaton Vance Atlanta Capital SMID-Cap Fund | Class C
Risk/Return:
Trading Symbol	ECASX
Eaton Vance Atlanta Capital SMID-Cap Fund | Class I
Risk/Return:
Trading Symbol	EISMX
Eaton Vance Atlanta Capital SMID-Cap Fund | Class R
Risk/Return:
Trading Symbol	ERSMX
Eaton Vance Atlanta Capital SMID-Cap Fund | Class R6
Risk/Return:
Trading Symbol	ERASX